Key Management Personnel - Summary of Remuneration of the Company's Board of Directors and ELT (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 7.0	$ 5.7
Director fees	1.2	2.5
Share-based compensation (Note 37)	5.8	5.4
Key management personnel compensation	$ 14.0	$ 13.6